Risk Management (Details) - Schedule of modified loans - Credit Risk [Member] - Collective [Member] - CLP ($)	Dec. 31, 2022	Dec. 31, 2021
Risk Management (Details) - Schedule of modified loans [Line Items]
Financial assets	$ 38,729,401	$ 36,529,062
Modified loans	$ 1,479,055	$ 1,700,889
Percentage	3.82%	4.66%
Total ECL Allowance	$ 1,153,267	$ 1,051,434
Modified loans	$ 386,234	$ 415,744
Percentage	33.49%	39.54%
Stage 1 [Member]
Risk Management (Details) - Schedule of modified loans [Line Items]
Financial assets	$ 34,675,625	$ 32,664,056
Modified loans
Percentage
Total ECL Allowance	$ 196,845	$ 239,973
Modified loans
Percentage
Stage 2 [Member]
Risk Management (Details) - Schedule of modified loans [Line Items]
Financial assets	$ 2,007,499	$ 2,190,877
Modified loans	$ 679,496	$ 811,318
Percentage	33.85%	37.03%
Total ECL Allowance	$ 175,791	$ 166,914
Modified loans	$ 60,584	$ 58,651
Percentage	34.46%	35.08%
Stage 3 [Member]
Risk Management (Details) - Schedule of modified loans [Line Items]
Financial assets	$ 2,046,277	$ 1,674,129
Modified loans	$ 799,559	$ 889,571
Percentage	39.07%	53.14%
Total ECL Allowance	$ 780,631	$ 644,547
Modified loans	$ 325,650	$ 357,183
Percentage	41.72%	55.42%